Unaudited Condensed Consolidated Statements of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Unaudited Condensed Consolidated Statements of Comprehensive Income [Abstract]
Revenues	$ 20,440	128,462	98,433	$ 38,791	243,792	185,891
Direct costs	(4,305)	(27,057)	(21,757)	(8,186)	(51,446)	(41,625)
Gross profit	16,135	101,405	76,676	30,605	192,346	144,266
Operating expenses
Research and development	(296)	(1,860)	(1,932)	(656)	(4,123)	(3,709)
Sales and marketing	(3,742)	(23,517)	(15,575)	(6,800)	(42,737)	(28,181)
General and administrative	(4,612)	(28,984)	(21,444)	(8,599)	(54,044)	(43,899)
Total operating expenses	(8,650)	(54,361)	(38,951)	(16,055)	(100,904)	(75,789)
Operating income	7,485	47,044	37,725	14,550	91,442	68,477
Other (expense)/income, net
Interest income	614	3,859	3,312	1,144	7,188	6,451
Interest expense	(2,242)	(14,089)	(1,190)	(3,861)	(24,265)	(1,650)
Foreign exchange (loss)/gain, net	7	41	(4,956)	8	51	(4,860)
Dividend income				385	2,420	7,217
Others	(160)	(1,002)	111	(121)	(766)	325
Total other (expense)/income, net	(1,781)	(11,191)	(2,723)	(2,445)	(15,372)	7,483
Income before income tax	5,704	35,853	35,002	12,105	76,070	75,960
Income tax expense	(1,347)	(8,466)	(9,093)	(2,355)	(14,801)	(7,310)
Net income	4,357	27,387	25,909	9,750	61,269	68,650
Income attributable to non-controlling interests	(428)	(2,692)	(2,660)	(872)	(5,481)	(5,379)
Net income attributable to China Cord Blood Corporation shareholders	3,929	24,695	23,249	8,878	55,788	63,271
Net income per share: Attributable to ordinary shares
- Basic	$ 0.05	0.34	0.31	$ 0.12	0.75	0.85
- Diluted	$ 0.05	0.34	0.31	$ 0.12	0.75	0.85
Other comprehensive income
- Net foreign currency translation, net of nil tax	(160)	(1,007)	122	(386)	(2,424)	(689)
- Net unrealized (loss)/gain in available-for-sale equity securities, net of nil tax	418	2,624	(5,976)	(3,174)	(19,950)	(11,508)
Comprehensive income	4,615	29,004	20,055	6,190	38,895	56,453
Comprehensive income attributable to non-controlling interests	(425)	(2,672)	(2,680)	(869)	(5,459)	(5,605)
Comprehensive income attributable to China Cord Blood Corporation shareholders	$ 4,190	26,332	17,375	$ 5,321	33,436	50,848